Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2020	2019
Accrued expenses	(3,839)	(6,927)
Deferred charter revenue	(6,117)	(12,575)
Other current liabilities	(28)	(9)
Provisions	(698)	(606)
Total other current liabilities	(10,682)	(20,117)